Other liabilities and provisions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Aug. 04, 2021	Apr. 01, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Liabilities, fair value	$ 12			$ 14
Long term provision term	3 years
Non-current provision for senior management incentive programs	$ 14
Other Liabilities
Disclosure of other provisions [line items]
Shares issued under contingent earn out liability	60,730
Liabilities, fair value	$ 292		$ 284
Increase or decrease in the liability	$ 40
Exercise price of warrants	$ 11.50
Warrant liability	$ 33	$ 41
Capitalized cost of listing services	205
Increase (decrease) in the fair value of warrants	$ 1
Risk-free rate | Other Liabilities
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in unobservable input	34.00%
Volatility for shares, measurement input | Other Liabilities
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in unobservable input	5.00%
Within one year | Other Liabilities
Disclosure of other provisions [line items]
Market value per share at the Closing Date	$ 13
2022 | Other Liabilities
Disclosure of other provisions [line items]
Market value per share at the Closing Date	15
Between one and two years | Other Liabilities
Disclosure of other provisions [line items]
Market value per share at the Closing Date	16.50
Later than two years and not later than three years [member] | Other Liabilities
Disclosure of other provisions [line items]
Market value per share at the Closing Date	18
2024 | Other Liabilities
Disclosure of other provisions [line items]
Market value per share at the Closing Date	$ 19.50